Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
16,132	iShares 20+ Year Treasury Bond ETF	$1,652,723	3.0
12,259	iShares Core S&P Small-Cap ETF	1,068,862	1.9
21,817	Schwab U.S. TIPS ETF	1,130,121	2.0

	Total Exchange-Traded Funds
	(Cost $4,542,558)	3,851,706	6.9

MUTUAL FUNDS: 92.9%
	Affiliated Investment Companies: 92.9%
315,733	Voya Global Bond Fund - Class R6	2,222,761	4.0
440,524	Voya High Yield Bond Fund - Class R6	2,867,809	5.2
1,922,019	Voya Intermediate Bond Fund - Class R6	16,298,725	29.4
345,320	Voya Large Cap Value Portfolio - Class R6	1,616,097	2.9
40,249	Voya Large-Cap Growth Fund - Class R6	1,610,354	2.9
660,526	Voya Limited Maturity Bond Portfolio - Class I	6,235,368	11.2
142,320	Voya MidCap Opportunities Portfolio - Class R6	559,319	1.0
133,761	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,076,775	1.9
31,698	Voya Multi-Manager International Equity Fund - Class I	244,077	0.4
177,802	Voya Multi-Manager International Factors Fund - Class I	1,283,730	2.3
63,825	Voya Multi-Manager Mid Cap Value Fund - Class I	539,963	1.0
86,470	(1) Voya Small Company Fund - Class R6	990,941	1.8
186,494	Voya U.S. Bond Index Portfolio - Class I	1,687,770	3.0
271,534	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,745,208	4.9
521,644	Voya U.S. Stock Index Portfolio - Class I	7,767,281	14.0
242,472	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,254,991	4.1
26,438	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,587,582	2.9

	Total Mutual Funds
	(Cost $59,057,870)	51,588,751	92.9

	Total Investments in Securities (Cost $63,600,428)	$55,440,457	99.8
	Assets in Excess of Other Liabilities	91,990	0.2
	Net Assets	$55,532,447	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,851,706	$–	$–	$3,851,706
Mutual Funds	51,588,751	–	–	51,588,751
Total Investments, at fair value	$55,440,457	$–	$–	$55,440,457

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$2,954,609	$370,539	$(492,102)	$(610,285)	$2,222,761	$79,575	$(82,616)	$-
Voya High Yield Bond Fund - Class R6	9,794,752	478,535	(6,529,035)	(876,443)	2,867,809	156,326	15,153	-
Voya Intermediate Bond Fund - Class R6	17,119,861	7,908,895	(5,834,244)	(2,895,787)	16,298,725	390,777	(576,635)	44
Voya Large Cap Value Portfolio - Class R6	-	3,306,419	(470,935)	(1,219,387)	1,616,097	-	(183,225)	1,087,918
Voya Large-Cap Growth Fund - Class R6	1,906,044	752,337	(452,266)	(595,761)	1,610,354	-	(69,527)	-
Voya Limited Maturity Bond Portfolio - Class I	3,716,334	6,140,607	(3,391,344)	(230,229)	6,235,368	60,747	(97,937)	-
Voya MidCap Opportunities Portfolio - Class R6	1,065,126	658,485	(671,605)	(492,687)	559,319	-	(235,786)	424,276
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,433,411	335,408	(290,351)	(401,693)	1,076,775	-	(84,777)	-
Voya Multi-Manager International Equity Fund - Class I	1,832,057	289,570	(1,790,803)	(86,747)	244,077	-	(359,985)	-
Voya Multi-Manager International Factors Fund - Class I	3,351,626	351,552	(2,011,292)	(408,156)	1,283,730	-	(274,294)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,159,655	94,590	(577,368)	(136,914)	539,963	-	(44,109)	-
Voya Small Company Fund - Class R6	-	1,292,592	(98,614)	(203,037)	990,941	-	(5,143)	-
Voya U.S. Bond Index Portfolio - Class I	5,210,873	288,808	(3,477,230)	(334,681)	1,687,770	46,930	(287,916)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,669,909	1,291,885	(754,177)	(462,409)	2,745,208	29,792	(25,741)	-
Voya U.S. Stock Index Portfolio - Class I	14,634,416	5,945,618	(8,981,640)	(3,831,113)	7,767,281	4,478	267,378	781,949
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	3,117,171	(499,273)	(362,907)	2,254,991	24,843	(36,868)	124,971
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,951,457	1,181,566	(1,558,656)	(986,785)	1,587,582	-	(413,270)	328,021
	$69,800,130	$33,804,577	$(37,880,935)	$(14,135,021)	$51,588,751	$793,468	$(2,495,298)	$2,747,179

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $65,350,900.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$191,871
Gross Unrealized Depreciation	(10,102,314)

Net Unrealized Depreciation	$(9,910,443)